Collaboration, License and Option Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Collaboration License And Option Agreements
Collaboration, License and Option Agreements

9. Collaboration, License and Option Agreements

Global Co-Development and Collaboration Agreement with BeOne Medicines

In April 2019, the Company entered into a Global Co-Development and Collaboration agreement (the “BeOne Collaboration”) with BeOne Medicines Ltd., formerly BeiGene Ltd. (“BeOne”), for the development, manufacturing and commercialization of evalstotug (BA3071). The BeOne Collaboration was amended several times between 2019 and 2021 and the Company received a total of $25.0 million in non-refundable payments from BeOne during that time.

In November 2021, the BeOne Collaboration was terminated, subject to survival of certain provisions, and BeOne handed back rights to know-how and materials received under the amended BeOne Collaboration. As a result, the Company is responsible for the global development and commercialization of evalstotug. As consideration for this amendment, the Company agreed to pay BeOne mid-single digit royalties on sales worldwide and on a limited basis will share in any upfront and milestone payments received through a sublicense of evalstotug. The Company reclassified its then remaining $19.8 million of deferred revenue as a long-term liability which is expected to settle as licensing payments are made to BeOne in accordance with the resulting amendment. In the event the license is terminated, the liability will be extinguished with no further payment to BeOne.

The Company did not recognize any revenue related to the collaboration agreement with BeOne during the three and six months ended June 30, 2026 and 2025. The Company had a $19.8 million liability to licensor as of June 30, 2026 and December 31, 2025.

License Agreement with Context Therapeutics Inc.

In September 2024, the Company entered into a License Agreement (the “Context License Agreement”) with Context Therapeutics Inc. (“Context”). Under the terms of the Context License Agreement, BioAtla granted Context an exclusive, worldwide license to develop, manufacture and commercialize two licensed antibodies, including BA3362 (renamed by Context as CT-202), a Nectin-4 x CD3 T cell engaging (“TCE”) bispecific antibody (the “License”). The Company also transferred know-how, including any necessary materials Context would need to perform research and development. In exchange for the License, the Company is eligible to receive up to $133.5 million in aggregate payments, including an upfront cash payment and potential development, regulatory and commercial milestones, as well as tiered mid-single digit to low double-digit royalties on future net sales of the products. In connection with the execution of the Context License Agreement, the Company also entered into an agreement with Himalaya Therapeutics SEZC, a related party (See Note 10).

A single performance obligation was identified under the Context License Agreement comprised of BioAtla’s promise to transfer the License. Context is responsible for developing BA3362 and for global regulatory filings and commercialization. Context will bear all costs associated with the research, development, and commercialization of any products.

In accordance with Topic 606, the Company determined the transaction price of the agreement is limited to the up-front payment received, and excluded the variable consideration of development and sale milestone payments and royalties as they were fully constrained. As part of the Company’s evaluation of the milestone constraints, the Company determined the achievement of such milestones are contingent upon success in future developments, regulatory approvals and commercial activities, which are not within its control and are uncertain at this stage. Variable consideration related to royalties would be recognized when the related sales occur. Further, the Company determined that there were no significant financing components, noncash consideration, or amounts that may be refunded to the customer.

Management determined that the transfer of the License did not meet any of the criteria for recognizing revenue over time, and therefore revenue was recognized at the point in time that the Context License Agreement was executed and the License was transferred to Context. Additional revenue was recognized for development milestone payment received in November 2025.

On May 14, 2026, the Company entered into a First Amendment (the “Context Amendment”) to the Context License Agreement, by and between the Company and Context. Under the terms of the Context Amendment, and in full consideration for the amended license rights described below, Context agreed to pay to the Company: (i) $4,500,000, payable within five (5) business days of the effective date of the Context Amendment, and (ii) $2,000,000, payable by August 1, 2026 (together, the “Amendment Consideration”).

The Amendment Consideration was recognized as revenue during the three and six months ended June 30, 2026 as all performance obligations had been previously satisfied. The Amendment Consideration represents consideration for the modification of the existing licensing arrangement and the elimination of future milestone and royalty payment obligations under the Context License Agreement. Accordingly, the Company accounted for the Context Amendment in accordance with ASC 606 contract modification guidance and recognized $6.5 million of revenue. The Amendment Consideration satisfies in full any and all milestone and royalty payment obligations contemplated by the Context License Agreement. In addition, the Context Amendment modified the license granted to Context such that it became irrevocable, exclusive, royalty-free, fully paid-up and non-terminable, and removed any and all diligence obligations with respect to Context.

The Company did not recognize any revenue related to the Context License Agreement for the three and six months ended June 30, 2025.

9. Collaboration, License and Option Agreements

Global Co-Development and Collaboration Agreement with BeOne Medicines

In April 2019, the Company entered into a Global Co-Development and Collaboration agreement (the “BeOne Collaboration”) with BeOne Medicines Ltd., formerly BeiGene Ltd. (“BeOne”), for the development, manufacturing and commercialization of evalstotug (BA3071). The BeOne Collaboration was amended several times between 2019 and 2021 and the Company received a total of $25.0 million in non-refundable payments from BeOne during that time.

In November 2021, the BeOne Collaboration was terminated, subject to survival of certain provisions, and BeOne handed back rights to know-how and materials received under the amended BeOne Collaboration. As a result, the Company is responsible for the global development and commercialization of evalstotug. As consideration for this amendment, the Company agreed to pay BeOne mid-single digit royalties on sales worldwide and on a limited basis will share in any upfront and milestone payments received through a sublicense of evalstotug. The Company reclassified its then remaining $19.8 million of deferred revenue as a long-term liability which is expected to settle as licensing payments are made to BeOne in accordance with the resulting amendment. In the event the license is terminated, the liability will be extinguished with no further payment to BeOne.

The Company did not recognize any revenue related to the collaboration agreement with BeOne during the years ended December 31, 2025 and 2024. The Company had a $19.8 million liability to licensor as of December 31, 2025 and 2024.

Collaboration and Supply Agreement with Bristol-Myers Squibb

In January 2022, the Company and Bristol-Myers Squibb Company (“BMS”) entered into a clinical trial collaboration and supply agreement (the “BMS Agreement”). Under the terms of the BMS Agreement, BioAtla and BMS collaborate on clinical trials of separate combination therapies using two of BioAtla’s CAB ADCs, mecbotamab vedotin (BA3011) and ozuriftamab vedotin (BA3021), each in combination with Opdivo® (nivolumab), BMS’ proprietary anti-PD-1 monoclonal antibody product. The Company serves as the study sponsor of the scheduled studies and is responsible for costs associated with the trial execution. BMS provides Opdivo® clinical drug supply at no cost for the combination study trials. After the completion of the combination therapy trials, the Company is obligated to provide BMS with a final report of the data resulting from the trial. The BMS Agreement was amended in October 2022 to include additional territories for the Company’s mecbotamab vedotin and ozuriftamab vedotin combination study trials. There was no impact to the Company’s financial results for the years ended December 31, 2025 or 2024 as a result of this agreement.

License Agreement with Context Therapeutics Inc.

In September 2024, the Company entered into a License Agreement (the “Context License Agreement”) with Context Therapeutics Inc. (“Context”). Under the terms of the Context License Agreement, BioAtla granted Context an exclusive, worldwide license to develop, manufacture and commercialize two licensed antibodies, including BA3362 (renamed by Context as CT-202), the Company’s Nectin-4 x CD3 T cell engaging (“TCE”) bispecific antibody (the “License”). The Company also transferred know-how, including any necessary materials Context would need to perform research and development. In exchange for the License, the Company is eligible to receive up to $133.5 million in aggregate payments, including an upfront cash payment and potential development, regulatory and commercial milestones, as well as tiered mid-single digit to low double-digit royalties on future net sales of the products. In connection with the execution of the Context License Agreement, the Company also entered into an agreement with Himalaya Therapeutics SECZ, a related party (See Note 10).

A single performance obligation was identified under the Context License Agreement comprised of BioAtla’s promise to transfer the License. Context is responsible for developing BA3362 and for global regulatory filings and commercialization. Context will bear all costs associated with the research, development, and commercialization of any products.

In accordance with Topic 606, the Company determined the transaction price of the agreement is limited to the up-front payment received, and excluded the variable consideration of development and sale milestone payments and royalties as they are fully constrained. As part of the Company’s evaluation of the milestone constraints, the Company determined the achievement of such milestones are contingent upon success in future developments, regulatory approvals and commercial activities, which are not within its control and are uncertain at this stage. Variable consideration related to royalties will be recognized when the related sales occur. Further, the Company determined that there were no significant financing components, noncash consideration, or amounts that may be refunded to the customer.

Management determined that the transfer of the License did not meet any of the criteria for recognizing revenue over time, and therefore revenue was recognized at the point in time that the Context License Agreement was executed and the License was transferred to Context. Additional revenue will be recognized for development milestone payments, the sales milestone payments, and the royalty payments if and when the constraints are resolved. In November 2025, the Company received the first $2.0 million milestone payment under the Context License Agreement for progress with their CAB-Nectin-4 x CD3 TCE. All other variable consideration remains fully constrained as of December 31, 2025.

The Company recognized $2.0 million and $11.0 million of revenue related to the Context License Agreement for the years ended December 31, 2025 and 2024, respectively, included in Collaboration and Other Revenue.